Pzena International Small Cap Value Fund
Schedule of Investments
May 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.88%
Austria - 2.04%
ANDRITZ AG	6,715	$310,847
Canada - 5.64%
Celestica, Inc. (a)	31,279	345,717
Linamar Corp.	7,014	309,041
Transcontinental, Inc. - Class A	16,153	206,119
		860,877
France - 9.86%
Ipsos	6,732	326,667
Rexel S.A.	29,700	630,992
SCOR SE	10,521	275,932
Societe BIC S.A.	4,719	269,515
		1,503,106
Germany - 2.35%
SAF-Holland S.A.	31,900	263,696
Salzgitter AG	2,327	94,979
		358,675
Hong Kong - 5.60%
Pacific Basin Shipping, Ltd.	614,000	320,020
VTech Holdings, Ltd.	40,100	299,707
Yue Yuen Industrial (Holdings), Ltd.	161,000	234,303
		854,030
Ireland - 5.42%
Bank of Ireland Group PLC	52,209	352,996
Origin Enterprises PLC	98,406	473,812
		826,808
Israel - 2.38%
Ituran Location and Control, Ltd. - ADR	14,467	362,543
Italy - 8.78%
Anima Holding S.p.A.	81,243	391,262
BPER Banca	182,770	376,041
Danieli & C Officine Meccaniche S.p.A.	27,473	468,359
Maire Tecnimont S.p.A.	29,282	102,920
		1,338,582
Japan - 18.18%
DIC Corp.	13,800	265,634
Foster Electric Co., Ltd.	36,734	204,308
Fukuoka Financial Group, Inc.	19,800	338,216
Hokkoku Financial Holdings, Inc.	6,800	215,512
Open House Co., Ltd.	3,000	125,141
Sankyu, Inc.	8,900	266,858
Toho Holdings Co., Ltd.	21,400	324,154
TS Tech Co., Ltd.	23,700	241,170
Tsubakimoto Chain Co.	10,100	247,920
Ube Industries, Ltd.	15,500	238,638
Zeon Corp.	28,600	303,917
		2,771,468
Netherlands - 4.62%
Flow Traders	3,331	104,490
Koninklijke BAM Groep N.V. (a)	117,872	338,372
Technip Energies N.V.	15,377	199,003
Technip Energies N.V. - ADR	4,760	62,118
		703,983
Norway - 2.66%
Subsea 7 S.A.	38,871	405,106
Republic of Korea - 4.51%
DB Insurance Co., Ltd.	7,412	389,412
Hankook Tire & Technology Co., Ltd.	10,337	297,861
		687,273
Spain - 4.06%
Cia de Distribucion Integral Logista Holdings S.A.	15,712	303,617
Unicaja Banco S.A.	316,539	315,523
		619,140
Taiwan - 2.82%
Elite Material Co., Ltd.	21,000	168,217
United Integrated Services Co., Ltd.	42,000	261,189
		429,406
United Kingdom - 17.96%
Balfour Beatty PLC	113,263	371,649
Capita PLC (a)	491,788	150,215
Drax Group PLC	31,155	264,405
Inchcape PLC	26,335	241,418
John Wood Group PLC (a)	134,362	403,972
Sabre Insurance Group PLC	119,826	317,084
Senior PLC (a)	279,739	445,558
TechnipFMC PLC (a)	48,822	402,293
Travis Perkins PLC	9,301	141,343
		2,737,937
Total Common Stocks (Cost $15,933,439)		14,769,781

SHORT-TERM INVESTMENT - 2.64%
Money Market Fund - 2.64%
Fidelity Institutional Government Portfolio - Class I, 0.60% (b)	403,180	403,180
Total Short-Term Investment (Cost $403,180)		403,180

Total Investments (Cost $16,336,619) - 99.52%		15,172,961
Other Assets in Excess of Liabilities - 0.48%		72,849
TOTAL NET ASSETS - 100.00%		$15,245,810

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
AG	Aktiengesellschaft
N.V.	Naamloze Vennootschap
PLC	Public Limited Company
S.A.	Société Anonyme
S.p.A	Società per azioni
SE	Societas Europaea
(a)	Non-income producing security.
(b)	The rate listed is the 7-day annualized yield as of May 31, 2022.

Pzena International Small Cap Value Fund
Portfolio Diversification
May 31, 2022 (Unaudited)
		% of
	Fair Value	Net Assets
COMMON STOCKS
Communication Services	$326,667	2.14%
Consumer Discretionary	1,916,938	12.57%
Consumer Staples	473,812	3.11%
Energy	1,472,492	9.66%
Financials	3,076,468	20.18%
Health Care	324,154	2.13%
Industrials	4,479,159	30.37%
Information Technology	1,326,399	7.71%
Materials	1,109,287	7.28%
Utilities	264,405	1.73%
Total Common Stocks	14,769,781	96.88%
Short-Term Investment	403,180	2.64%
Total Investments	15,172,961	99.52%
Other Assets in Excess of Liabilities	72,849	0.48%
Total Net Assets	$15,245,810	100.00%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of
1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by Pzena Investment
Management, LLC.

Pzena International Small Cap Value Fund
Summary of Fair Value Disclosure at May 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2022:

Pzena International Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$310,847	$-	$-	$310,847
Canada	860,877	-	-	860,877
France	1,503,106	-	-	1,503,106
Germany	358,675	-	-	358,675
Hong Kong	854,030	-	-	854,030
Ireland	826,808	-	-	826,808
Israel	362,543	-	-	362,543
Italy	1,338,582	-	-	1,338,582
Japan	2,771,468	-	-	2,771,468
Netherlands	703,983	-	-	703,983
Norway	405,106	-	-	405,106
Republic of Korea	687,273	-	-	687,273
Spain	619,140	-	-	619,140
Taiwan	429,406	-	-	429,406
United Kingdom	2,737,937	-	-	2,737,937
Total Common Stocks	14,769,781	-	-	14,769,781
Short-Term Investment	403,180	-	-	403,180
Total Investments	$15,172,961	$-	$-	$15,172,961

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by security.